Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 3,108.5	$ 3,101.3
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	911.5	888.7
Mineral property - non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,819.4	1,768.2
Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	143.2	157.7
Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	234.4	286.7
Operating segments [member] | Young-Davidson [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,520.6	1,507.5
Operating segments [member] | Young-Davidson [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	686.8	684.7
Operating segments [member] | Young-Davidson [Member] | Mineral property - non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	833.8	822.8
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Young-Davidson [Member] | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,016.0	912.0
Operating segments [member] | Island Gold [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	115.4	88.4
Operating segments [member] | Island Gold [Member] | Mineral property - non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	876.4	818.7
Operating segments [member] | Island Gold [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	24.2	4.9
Operating segments [member] | Island Gold [Member] | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	334.3	246.5
Operating segments [member] | Mulatos [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	106.1	107.8
Operating segments [member] | Mulatos [Member] | Mineral property - non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	109.2	126.7
Operating segments [member] | Mulatos [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	119.0	12.0
Operating segments [member] | Mulatos [Member] | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Kirazli Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment			$ 141,100,000
Operating segments [member] | Kirazli Segment [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment			300,000
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment			$ 140,800,000
Corporate and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	237.6	294.2
Corporate and other [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	3.2	7.5
Corporate and other [Member] | Mineral property - non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 234.4	$ 286.7